Interest-bearing loans and borrowings - long term - Summary of Compulsorily Convertible Debentures (Unsecured) Terms of Conversion of CCDs (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Total proceeds	₨ 413,976	$ 4,967	₨ 246,572	₨ 290,949
Number Of Debentures | shares	877,151,757	877,151,757
Unsecured Compulsorily Convertible Debentures [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Total proceeds | ₨	₨ 16,296
IB Vogt Solar Seven Private Limited | Unsecured Compulsorily Convertible Debentures [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	40 years	40 years
Total proceeds | ₨	₨ 23
Maturity date	August 18, 2060 and June 17, 2061	August 18, 2060 and June 17, 2061
Interest coupon rate	10.00%	10.00%
Number Of Debentures | shares	2,299,544	2,299,544
Moratorium period	24 months	24 months
Renew Surya Roshini Private Limited | Unsecured Compulsorily Convertible Debentures [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	26 years	26 years
Total proceeds | ₨	₨ 15,308
Maturity date	August 5, 2048	August 5, 2048
Interest coupon rate	13.00%	13.00%
Number Of Debentures | shares	866,076,759	866,076,759
ReNew Solar Energy (Jharkhand Three) Private Limited [Member] | Unsecured Compulsorily Convertible Debentures [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	6 years	6 years
Total proceeds | ₨	₨ 965
Maturity date	March 31, 2027	March 31, 2027
Interest coupon rate	8.00%	8.00%
Number Of Debentures | shares	8,775,454	8,775,454
Terms	One equity share will be Issued for each CCD on the maturity date (1:1)	One equity share will be Issued for each CCD on the maturity date (1:1)